Disaggregation of Revenues and Segment Reporting (Details) - Schedule of Segment Information - Corporate Segment [Member] - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Segment Reporting Information [Line Items]
Revenues	$ 15,501,359	$ 17,362,093	$ 30,414,856	$ 30,327,696	$ 68,681,818	$ 48,929,124
Operating expenses
Cost of revenues	8,757,513	11,456,303	18,083,074	19,488,597	45,139,169	33,227,730
Personnel	3,406,902	2,942,810	6,522,258	5,416,230
Depreciation and amortization	421,468	572,194	845,930	1,099,200	2,240,680	2,037,112
General and administrative	2,120,880	2,075,155	3,978,480	3,376,794
Professional fees	1,847,073	485,901	4,872,222	873,722
Impairment of goodwill and intangible assets	1,216,966		1,216,966
Total operating expenses	18,045,802	17,807,363	36,068,930	30,729,543	88,616,961	54,668,632
Income (loss) from operations	(2,544,443)	(445,270)	(5,654,074)	(401,847)	(19,935,143)	(5,739,508)
Personnel – corporate allocation [Member]
Operating expenses
Personnel
General and Administrative Management Fees [Member]
Operating expenses
General and administrative	275,000	275,000	550,000	475,000
General and Administrative Corporate Allocation [Member]
Operating expenses
General and administrative
Retail and Eyewear [Member]
Segment Reporting Information [Line Items]
Revenues	3,076,901	4,494,061	6,973,068	7,286,773	15,454,097
Operating expenses
Cost of revenues	1,421,597	3,430,540	4,420,530	5,377,551	11,738,639
Personnel	600,763	792,436	1,253,954	1,319,511
Depreciation and amortization	104,596	107,125	209,192	169,203	371,662
General and administrative	692,267	505,777	1,060,132	606,087
Professional fees	393,153	116,855	625,333	194,348
Impairment of goodwill and intangible assets	1,216,966		1,216,966
Total operating expenses	4,317,074	5,027,733	8,718,946	7,741,700	16,552,751
Income (loss) from operations	(1,240,173)	(533,672)	(1,745,878)	(454,927)	(1,098,654)
Retail and Eyewear [Member] | Personnel – corporate allocation [Member]
Operating expenses
Personnel
Retail and Eyewear [Member] | General and Administrative Management Fees [Member]
Operating expenses
General and administrative	75,000	75,000	150,000	75,000
Retail and Eyewear [Member] | General and Administrative Corporate Allocation [Member]
Operating expenses
General and administrative	(187,268)		(217,161)
Construction [Member]
Segment Reporting Information [Line Items]
Revenues	11,321,371	11,503,895	20,560,340	20,416,620	39,715,887	31,768,907
Operating expenses
Cost of revenues	6,611,425	7,200,651	11,769,691	12,575,678
Personnel	2,735,068	2,009,215	4,761,777	3,781,151
Depreciation and amortization	316,803	413,130	636,600	826,119
General and administrative	1,541,675	1,638,821	2,958,670	2,530,992
Professional fees	74,294	42,674	140,021	118,825
Impairment of goodwill and intangible assets
Total operating expenses	10,636,697	10,836,443	19,117,841	19,156,072
Income (loss) from operations	684,674	667,452	1,442,499	1,260,548
Construction [Member] | Personnel – corporate allocation [Member]
Operating expenses
Personnel	(405,762)	(249,900)	(716,278)	(464,100)
Construction [Member] | General and Administrative Management Fees [Member]
Operating expenses
General and administrative	125,000	125,000	250,000	250,000
Construction [Member] | General and Administrative Corporate Allocation [Member]
Operating expenses
General and administrative	(361,806)	(343,148)	(682,640)	(462,593)
Automotive Supplies [Member]
Segment Reporting Information [Line Items]
Revenues	1,103,087	1,364,137	2,881,448	2,624,303	4,550,586	6,489,088
Operating expenses
Cost of revenues	724,491	825,112	1,892,853	1,535,368	3,154,717	4,044,226
Personnel	268,619	314,509	569,031	646,829
Depreciation and amortization	69	51,939	138	103,878	155,886	207,526
General and administrative	191,400	226,539	402,325	431,501
Professional fees	94,113	50,727	182,134	107,998
Impairment of goodwill and intangible assets
Total operating expenses	1,253,170	1,371,899	3,020,750	2,699,432	8,439,228	6,621,482
Income (loss) from operations	(150,083)	(7,762)	(139,302)	(75,129)	(3,888,642)	(132,394)
Automotive Supplies [Member] | Personnel – corporate allocation [Member]
Operating expenses
Personnel	(49,238)	(83,300)	(86,918)	(154,700)
Automotive Supplies [Member] | General and Administrative Management Fees [Member]
Operating expenses
General and administrative	75,000	75,000	150,000	150,000
Automotive Supplies [Member] | General and Administrative Corporate Allocation [Member]
Operating expenses
General and administrative	(51,284)	(88,627)	(88,813)	(121,442)
Corporate Services [Member]
Segment Reporting Information [Line Items]
Revenues
Operating expenses
Cost of revenues
Personnel	(197,548)	(173,350)	(62,504)	(331,261)
Depreciation and amortization
General and administrative	(304,462)	(295,982)	(442,647)	(191,786)
Professional fees	1,285,513	275,645	3,924,734	452,551
Impairment of goodwill and intangible assets
Total operating expenses	1,838,861	571,288	5,211,393	1,132,339	5,145,404	3,400,240
Income (loss) from operations	(1,838,861)	(571,288)	(5,211,393)	(1,132,339)	$ (5,145,404)	$ (3,400,240)
Corporate Services [Member] | Personnel – corporate allocation [Member]
Operating expenses
Personnel	455,000	333,200	803,196	618,800
Corporate Services [Member] | General and Administrative Management Fees [Member]
Operating expenses
General and administrative
Corporate Services [Member] | General and Administrative Corporate Allocation [Member]
Operating expenses
General and administrative	$ 600,358	$ 431,775	$ 988,614	$ 584,035